Consolidated balance sheets (Statement) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets [abstract]
Cash and cash equivalents	R$ 1,108,394	R$ 4,259,379
Loans and advances to banks	6,194,960	3,718,506
Mandatory reserve deposits at central banks	5,285,402	2,664,415
Financial assets	23,899,551	16,868,112
Derivative financial assets	563	4,238
Loans and advances to customers, net of provisions for expected loss	33,327,355	27,900,543
Non-current assets held for sale	234,611	174,355
Equity accounted investees	10,401	90,634
Property, plant and equipment	369,942	167,547
Intangible assets and goodwill	1,836,053	1,345,304
Deferred tax assets	1,705,054	1,033,535
Other assets	2,486,145	2,125,231
Total assets	76,458,430	60,351,797
Equity and liabilities [abstract]
Liabilities with financial and similar institutions	11,319,577	9,522,469
Liabilities with customers	42,803,229	32,651,620
Securities issued	9,890,219	8,095,042
Derivative financial liabilities	70,048	15,063
Borrowings and on-lending	128,924	107,412
Other tax liabilities	574,429	363,262
Tax liabilities	462,501	287,978
Income tax and social contribution	111,928	75,284
Other provisions	151,737	70,452
Deferred tax liabilities	61,503	32,539
Other liabilities	2,386,457	1,897,248
Total liabilities	67,386,123	52,755,107
Issued capital	13	13
Other Reserves Excluding Accumulated Other Comprehensive Income	9,793,992	8,147,285
Other comprehensive loss	(898,830)	(675,488)
Equity attributable to owners of the Company	8,895,175	7,471,810
Non-controlling interests	177,132	124,881
Total equity	9,072,307	7,596,691
Total liabilities and equity	R$ 76,458,430	R$ 60,351,797